Restructuring and Related Activities	3 Months Ended
Sep. 30, 2025
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure
Note 14. Restructuring costs
In August 2024, the Company announced cost savings initiatives (the “2024 Restructuring Plan”) that includes a global workforce reduction. As a result of this restructuring plan, the Company expected $40 million of aggregate annualized cost savings. The Company substantially completed the implementation of this initiative by the end of 2024.
During the nine months ended September 30, 2025 and 2024, the Company recorded the following activity related to the 2024 Restructuring Plan in accrued expenses and other current liabilities on the balance sheet:

	Nine Months Ended September 30,
	2025	2024
	(U.S. $ in thousands)
Accrued expenses and other current liabilities as of January 1,	$3,859	$—
Restructuring charges and exchange rate impact	1,408	6,707
Cash payments	(2,665)	(708)
Accrued expenses and other current liabilities as of September 30,	$2,602	$5,999